Promissory Notes - Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Investor [Member]
Debt Disclosure [Text Block]
7.	Promissory Notes – Related Party

	March 31,	December 31,
	2017	2016
Year of issuance:
2016 (due September 2016)	$-	$14,000
Accrued interest	-	2,805
Promissory notes payable – related party, net	$-	$16,805

In 2016, the Company issued $140,000 of unsecured promissory notes to various related party investors, with interest rates ranging from 6% to 12% and a weighted average term at issuance of approximately four months. As of December 31, 2016 the remaining balance of the unpaid notes was $14,000, which was repaid during the first quarter of 2017.

7.	Promissory Notes – Related Party

	December 31,
	2016	2015
Year of issuance:
2015 (due December 2015 through March 2016)	$-	$200,000
2016 (due September 2016)	14,000	-
Accrued interest	2,805	3,872
Total principal and interest	16,805	203,872
Debt discount – unamortized balance	-	(54,639)
Promissory notes payable – related party, net	$16,805	$149,233

2016 Issuances

In 2016, the Company issued $140,000 of promissory notes to various related party investors, with a weighted average term at issuance of approximately four months. The holders received 280,000 warrants to purchase shares of the Company’s common stock at a price per share of between $0.25 and $0.50 with three-year terms. The Company recognized a debt discount at the dates of issuance in the aggregate amount of $92,671 related to the relative fair value of the warrants. The aggregate fair value of the warrants of $272,748 was based on a Black-Scholes option-pricing model with a stock price of $1.00, volatility of 109 - 113%, and risk-free interest rates of 0.93 – 1.31%.

During 2016, $51,000 of the promissory notes were repaid. On December 31, 2016, $75,000 in principal plus $7,833 in accrued interest was converted into 82,834 shares of preferred stock with a fair value of $121,490, resulting in a cost of extinguishment of $38,657. Upon conversion, the remaining unamortized debt discount was charged to interest expense. The remaining $14,000 note is currently outstanding and past due, and $2,805 of accrued interest is recorded as of December 31, 2016.

2015 and Prior Issuances

In 2015, the Company issued $200,000 of promissory notes to a related party investor, with three month terms at issuance. The holder received 400,000 warrants to purchase shares of the Company’s common stock at a price per share of between $0.25 and $0.50 with three year terms. The Company recognized a debt discount at the dates of issuance in the aggregate amount of $132,237 related to the fair value of the warrants. The aggregate fair value of the warrants of $390,292 was based on a Black-Scholes option-pricing model with a stock price of $1.14, volatility of 100 - 105%, and risk-free interest rates of 0.92 – 1.33%. On December 31, 2016, $200,000 in principal plus $28,019 in accrued interest was converted into 228,021 shares of preferred stock with a fair value of $334,431, resulting in a cost of extinguishment of $106,412. Upon conversion, the remaining unamortized debt discount was charged to interest expense.